Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER EXPENSES [Abstract]
Fuel	$ 14,103	$ 11,150	$ 10,471
Time charter	3,865	114	1,564
Ports payroll and related costs	8,880	8,302	7,971
Port repairs and maintenance	2,011	1,059	1,044
Ports rent	1,770	1,059	1,104
Ports insurances	1,708	1,534	1,017
Docking expenses	2,423	2,436	3,272
Maritime and regulatory fees	802	615	578
Towing expenses	3,526	2,177	2,597
Other expenses	4,002	3,503	3,999
Total	$ 43,090	$ 31,949	$ 33,617